Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	12.56%	28.16%
Schwab U.S. REIT ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. REIT ETF
Average Annual Return, Percent	[2],[3]	3.54%	12.33%	2.23%	3.65%
Schwab Fundamental U.S. Broad Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Broad Market ETF
Average Annual Return, Percent	[2],[3]	12.04%	27.19%	13.29%	14.11%
Schwab Fundamental U.S. Large Company ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund: Schwab Fundamental U.S. Large Company ETF
Average Annual Return, Percent	[2],[3]	12.45%	27.87%	13.73%	14.39%
Schwab Fundamental U.S. Small Company ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Small Company ETF
Average Annual Return, Percent	[2],[3]	8.24%	20.36%	8.03%	10.62%
Schwab Fundamental International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Equity ETF
Average Annual Return, Percent	[2],[3],[4]	5.91%	37.02%	14.79%	11.95%
Schwab Fundamental International Small Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Small Equity ETF
Average Annual Return, Percent	[2],[3],[4]	1.93%	21.47%	8.44%	9.01%
Schwab Fundamental Emerging Markets Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Emerging Markets Equity ETF
Average Annual Return, Percent	[2],[3],[4]	4.90%	28.60%	10.35%	10.17%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	S&P 500® Index
Average Annual Return, Percent		12.37%	20.38%	12.79%	15.37%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Russell 3000® Index
Average Annual Return, Percent		12.17%	20.10%	11.80%	14.84%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Russell 1000® Index
Average Annual Return, Percent		12.10%	19.77%	12.10%	15.13%
MSCI EAFE® Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10],[11]	MSCI EAFE® Index
Average Annual Return, Percent	[11]	3.38%	21.62%	9.35%	9.54%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	MSCI Emerging Markets Index
Average Annual Return, Percent	[11]	8.05%	39.25%	8.18%	9.29%
Dow Jones Equity All REIT Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Dow Jones Equity All REIT Capped Index
Average Annual Return, Percent		3.61%	12.44%	2.31%
REIT Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		REIT Spliced Index
Average Annual Return, Percent		3.61%	12.44%	2.31%	3.71%
RAFI Fundamental High Liquidity US All Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	RAFI Fundamental High Liquidity US All Index
Average Annual Return, Percent	[14]	12.21%	27.53%
Fundamental US All Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US All Spliced Index
Average Annual Return, Percent		12.21%	27.53%	13.56%	14.38%
RAFI Fundamental High Liquidity US Large Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	RAFI Fundamental High Liquidity US Large Index
Fundamental US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US Large Spliced Index
Average Annual Return, Percent		12.56%	28.16%	14.00%	14.65%
RAFI Fundamental High Liquidity US Small Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	RAFI Fundamental High Liquidity US Small Index
Average Annual Return, Percent	[15]	8.37%	20.63%
Fundamental US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US Small Spliced Index
Average Annual Return, Percent		8.37%	20.63%	8.24%	10.82%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		13.01%	26.46%	6.85%	10.55%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	RAFI Fundamental High Liquidity Developed ex US Large Index
Average Annual Return, Percent	[11],[16]	5.98%	37.24%
Fundamental Developed ex US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Large Spliced Index
Average Annual Return, Percent		5.98%	37.24%	14.83%	11.99%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	RAFI Fundamental High Liquidity Developed ex US Small Index
Average Annual Return, Percent	[11],[17]	1.97%	21.69%
Fundamental Developed ex US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Small Spliced Index
Average Annual Return, Percent		1.97%	21.69%	8.70%	9.26%
S&P Developed ex-U.S. Small Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	S&P Developed ex-U.S. Small Cap Index
Average Annual Return, Percent	[11]	(0.22%)	18.37%	4.99%	8.10%
RAFI Fundamental High Liquidity Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	RAFI Fundamental High Liquidity Emerging Markets Index
Average Annual Return, Percent	[11],[18]	4.95%	29.03%
Fundamental Emerging Markets Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Emerging Markets Spliced Index
Average Annual Return, Percent		4.95%	29.03%	10.70%	10.63%

[1]	The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[3]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[4]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[5]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
[6]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
[7]	The Russell 3000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index. The fund does not seek to track the regulatory index.
[8]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
[9]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
[10]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
[11]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[12]	The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
[13]	The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
[14]	The inception date of the RAFI Fundamental High Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[15]	The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[16]	The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[17]	The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[18]	The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.